Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings (loss)	$ (18,455)	$ 88,257	$ 152,128
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods
Change in fair value of derivatives designated as cash flow hedges, net of income tax recovery	247	545	(815)
Gain (loss) on derivatives designated as cash flow hedges transferred to net earnings (loss), net of income tax expense	(167)	465	905
Unrealized gain on translation of foreign denominated debt	232	1,613	3,845
Unrealized loss on translation of financial statements of foreign operations	(18,958)	(21,323)	(65,044)
Other comprehensive income (loss)	(18,646)	(18,700)	(61,109)
Total comprehensive income (loss)	(37,101)	69,557	91,019
Other comprehensive income (loss) attributable to:
Controlling interest	(18,646)	(18,480)	(60,713)
Non-controlling interest	$ 0	$ (220)	$ (396)